CONSOLIDATED BALANCE SHEETS	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash	$ 40,211,719	¥ 279,945,942	¥ 569,059,591
Term deposits	25,051,647	174,404,554	27,452,663
Restricted cash	31,838,902	221,656,071	179,262,714
Short-term investments	44,591,818	310,439,321	120,241,425
Accounts receivable, net	16,551,567	115,228,700	54,424,845
Inventories	25,659,068	178,633,299	142,382,205
Prepayments and other current assets	4,450,305	30,982,131	26,919,954
Total current assets	188,355,026	1,311,290,018	1,119,743,397
Non-current assets
Property, plant and equipment, net	21,674,185	150,891,344	40,985,174
Intangible assets, net	1,117,491	7,779,749	7,717,754
Land use right, net	4,934,921	34,355,936
Other non-current assets	936,907	6,522,561	16,805,474
Total non-current assets	28,663,504	199,549,590	65,508,402
Total assets	217,018,530	1,510,839,608	1,185,251,799
Current liabilities
Short-term bank borrowings (including short term bank borrowings of VIE without recourse to the Company of RMB179,978,003 and RMB217,394,132 as of December 31, 2018 and 2019, respectively)	31,226,713	217,394,132	179,978,003
Accounts payable (including accounts payable of VIE without recourse to the Company of RMB249,665,890 and RMB258,934,264 as of December 31, 2018 and 2019, respectively)	37,201,336	258,988,264	249,665,890
Advance from customers (including advance from customers of VIE without recourse to the Company of RMB20,505,861 and RMB7,478,309 as of December 31, 2018 and 2019, respectively)	1,074,192	7,478,309	20,505,861
Deferred revenue - current (including deferred revenue-current of VIE without recourse to the Company of RMB12,666,330 and RMB31,105,700 as of December 31, 2018 and 2019, respectively)	4,468,054	31,105,700	12,666,330
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB119,242,975 and RMB164,442,316 as of December 31, 2018 and 2019, respectively)	25,213,795	175,533,397	134,184,026
Income taxes payable (including income taxes payable of VIE without recourse to the Company of nil and RMB3,013,805 as of December 31, 2018 and 2019, respectively)	432,906	3,013,805
Total current liabilities	99,616,996	693,513,607	597,000,110
Non-current liabilities
Deferred revenue - non-current (including deferred revenue-non current of VIE without recourse to the Company of RMB234,801 and RMB2,171,033 as of December 31, 2018 and 2019, respectively)	311,849	2,171,033	234,801
Deferred income tax liability (including deferred income taxes of VIE without recourse to the Company of nil and RMB1,265,780 as of December 31, 2018 and 2019, respectively)	181,818	1,265,780
Other non-current liabilities (including other non-current liabilities of VIE without recourse to the Company of RMB17,609,842 and RMB22,358,968 as of December 31, 2018 and 2019, respectively)	3,211,665	22,358,968	17,609,842
Total non-current liabilities	3,705,332	25,795,781	17,844,643
Total liabilities	103,322,328	719,309,388	614,844,753
SHAREHOLDERS' EQUITY:
Additional paid-in capital	249,662,837	1,738,102,741	1,717,483,548
Accumulated other comprehensive loss	(1,776,584)	(12,368,224)	(22,786,922)
Accumulated deficit	(134,203,908)	(934,300,768)	(1,124,385,539)
Total shareholders' equity	113,696,202	791,530,220	570,407,046
Total liabilities and shareholders' equity	217,018,530	1,510,839,608	1,185,251,799
Class A Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary Shares	12,137	84,494	83,120
Class B Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary Shares	$ 1,720	¥ 11,977	¥ 12,839